TEP FUND, INC.
                                  Annual Report
                                November 30, 1997

                                 TEP FUND, INC.
                          780 Third Avenue - Suite 3103
                           New York, N.Y. 10017-2024

                                                                January 21, 1998

     We are pleased to enclose a check to shareholders of record on December 19, 1997 in payment of a dividend at the rate of $.52 cents per share. In the last annual letter to shareholders it was stated that TEP might be able to keep dividends in the year ending November 30, 1997 flat with 1996. This would be possible by inclusion of gains on maturities and redemptions. The Board has agreed to this and therefore, dividends declared for the year ended November 30, 1997 total $1.07 per share ($.55 cents distributed in July 1997 and this dividend of $.52). This is even with dividends of $1.07 for the year ended November 30, 1996.

     However, we are sorry to report that dividends will likely be reduced in 1998. Interest rates have been lower for the last several years and as many high rate bonds have matured or been called, they have been replaced by lower paying bonds. This continued in 1997 with over $1,200,000 in bond redemptions. Due to fewer projected redemptions in 1998, we expect fewer gains. With lower interest income and fewer gains we anticipate paying lower dividends, even as operating costs have been controlled. But the exact amounts are contingent upon (a) how many bonds are called (b) the rates at which the proceeds are reinvested (c) actual expenses approximating budgeted expenses (d) the amount of realized capital gains, and (e) other unforeseen events.

     All the interest income received by Tep Fund, Inc. in 1997 and distributed to shareholders is exempt from U.S. income taxes. However, the long term capital gains distributed of $.044 cents per share are taxable. Tep Fund, Inc. will issue 1099 information slips for 1997 stating the amount of capital gains to be reported by all shareholders.

     To assist you in determining the source of interest income earned by our portfolio on a state-by-state basis, we have set forth below a chart which provides this information. For example, if you are a resident of New York State, 11.16% of the distributions you received in 1997 were from sources within New York, and would be exempt from New York State income tax. Tax treatment by source of income will depend upon the laws of your particular state or local taxing authority.

     You should consult your tax advisor with respect to state and local taxation of interest income and capital gains.

     We have enclosed our Annual Report for the fiscal year ended November 30, 1997.

     The primary objective of the Fund continues to be the preservation of the capital of the Fund through investment in only high quality municipal bonds, diversified as to issue and maturity.

     The net asset value of a share of Tep Fund decreased from $19.95 at November 30, 1996, to $19.86 at November 30, 1997 . The primary reason for the decrease in value was due to lower valuation of the bonds in the portfolio. This was despite the decrease in interest rates of approximately 30 basis points in the course of the year. As bonds that pay interest above current market rates approach their call or maturity dates their values decrease. This is because the amount of excess interest (over market rates) that will be paid over the remaining life of the bond has been reduced.

     The Board of Directors join me in expressing our gratitude to our shareholders for their continued support and interest in the Tep Fund, Inc.

                                        Sincerely


                                        /s/ Ethel Cooper
                                        -------------------------
                                        Ethel Cooper
                                        Chairperson and President

                   PERCENTAGE OF 1997 INTEREST INCOME BY STATE
--------------------------------------------------------------------------------
California              7.05%                     New Hampshire            1.l0%

Delaware                2.05%                     Nevada                   4.70%

Florida                 9.22%                     New Jersey               2.90%

Georgia                 4.32%                     New York                11.16%

Hawaii                  4.25%                     Ohio                     4.63%

Illinois                7.65%                     Pennsylvania             4.96%

Louisiana               3.89%                     Rhode Island             3.46%

Maryland                1.84%                     Texas                    8.59%

Massachusetts           5.20%                     Washington               3.10%

Michigan                2.18%                     Wisconsin                3.03%

Mississippi             2.98%                     Wyoming                  1.85%
                                                                          ------
Missouri                0.71%                     TOTAL                    100.%
                                                                          ------

--------------------------------------------------------------------------------

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of net assets of Tep Fund, Inc., as of November 30, 1997 and 1996, including the portfolio of investments in tax-exempt securities as of November 30, 1997, and the related statements of operations and changes in net assets for each of the two years then ended, and the selected per share data and ratios for the years ended November 30, 1997, 1996 and 1995. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 1997 and 1996, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data and ratios for the years ended November 30, 1997, 1996 and 1995, in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 8, 1998

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                           NOVEMBER 30, 1997 AND 1996

                                                        1997           1996
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 11,530,220   $ 12,161,199

CASH & MONEY MARKET ACCOUNTS                             764,926        159,453

ACCRUED INTEREST RECEIVABLE                              177,574        205,511

PREPAID EXPENSES                                               0          1,145

                                                    ------------   ------------
          TOTAL ASSETS                                12,472,720     12,527,308

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          10,679         10,168
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTE 5)

          NET ASSETS                                $ 12,462,041   $ 12,517,140
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.86   $      19.95
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 1997 AND 1996

                                                        1997           1996
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    707,057   $    733,362

EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       5,250          4,500
     LEGAL FEES                                            2,483          3,750
     ACCOUNTING FEES                                       8,500          8,750
     SEC SHAREHOLDERS' REPORTS & BANK CHARGES                230          1,592
     REGISTRAR & TRANSFER                                  3,032          3,027
     INSURANCE                                             1,145          1,145
     FRANCHISE TAXES                                         688            704
     INVESTMENT ADVISORY FEES (NOTE 2)                    30,828         31,010
                                                    ------------   ------------

          TOTAL EXPENSES                                  58,156         60,478
                                                    ------------   ------------

          NET INVESTMENT INCOME                          648,901        672,884
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
  (NOTE 3)                                                27,790          1,000
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 833,098        942,342
     END OF PERIOD                                       785,238        833,098
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                       (47,860)      (109,244)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    628,831   $    564,640
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.23%          8.25%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 1997 AND 1996

                                                        1997           1996
                                                    ------------   ------------
INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    648,901   $    672,884

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                         27,790          1,000

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                       (47,860)      (109,244)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              628,831        564,640

DIVIDENDS PAID TO SHAREHOLDERS ($1.09 PER SHARE
  IN 1997 AND $1.12 IN 1996)*                           (683,930)      (702,754)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                    (55,099)      (138,114)

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,517,140     12,655,254
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $357,541 IN               $ 12,462,041   $ 12,517,140
     1997 AND $364,780 IN 1997)
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.53 per share was declared May 31, 1996 and was paid July 24, 1996.
     A dividend of $.54 per share was declared November 26, 1996 and was paid January 22, 1997.
     A dividend of $.55 per share was declared May 20, 1997 and was paid July 23, 1997.
     A dividend of $.52 per share was declared November 25, 1997 and is to be paid January 21, 1998.

                                  TEP FUND INC.
            FOR YEARS ENDED NOVEMBER 30, 1997, 1996, 1995, 1994, 1993
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          1997        1996        1995        1994        1993
                                         ------      ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 1.13      $ 1.17      $ 1.22      $ 1.31      $ 1.39

EXPENSES                                 ($0.09)     ($0.10)     ($0.10)     ($0.10)     ($0.08)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 1.04      $ 1.07      $ 1.12      $ 1.21      $ 1.31

DIVIDENDS PAID TO SHAREHOLDERS           ($1.09)     ($1.12)     ($1.25)     ($1.38)     ($1.44)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.04      $ 0.00*     $ 0.08      $ 0.10      $ 0.12

NET INCREASE (DECREASE) IN UNREALIZED
  APPRECIATION OF INVESTMENTS            ($0.08)     ($0.17)     $ 1.20      ($1.72)     $ 0.11
                                         ------      ------      ------      ------      ------
NET INCREASE (DECREASE) IN
  NET ASSET VALUE                        ($0.09)     ($0.22)     $ 1.15      ($1.79)     $ 0.10

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.95      $20.17      $19.01      $20.80      $20.70
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.86      $19.95      $20.17      $19.01      $20.80
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.47%       0.48%       0.49%       0.49%       0.38%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENTS
  INCOME TO AVERAGE NET ASSETS             5.20%       5.35%       5.72%       6.08%       6.31%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1000 was less then $0.01 per share.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1997 and 1996

NOTE I - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1997 and 1996

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the years ended November 30, 1997 and 1996 were $27,790 and $1,000, respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 1997, ($.044 per share) and November 30, 1996 ($.0016 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $785,238 and $833,098 at November 30, 1997 and 1996, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1997 and 1996

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 1998 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 1997 and 1996, the Fund made purchases of tax-exempt securities at a cost of $645,465 and $840,480 respectively.

     The Fund had redemptions of tax-exempt securities of $1,233,000 in 1997 and $804,000 in 1996. The amortized cost of these securities was $1,205,210 and $803,000 respectively, resulting in realized gains in 1997 of $27,790 and $1,000 in 1996.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 1997 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 1997.

NOTE 5 - SUBSEQUENT EVENT

     On November 25, 1997 the Board of Directors declared a $.52 per share dividend, to be paid on January 21, 1998 to shareholders of record on December 19, 1997.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  6.03%    CALIFORNIA
           ----------
           STATE GENERAL OBLIGATION                  8.200%      10/1/99    $  500,000    $  451,665    $  536,220
           VETS WELFARE 1980
           NON CALLABLE
           RATED A+/Al

           LOS ANGELES COMMUNITY                     6.450%       7/1/17    $  150,000    $  153,000    $  158,415
           HOUSING SERIES A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  650,000    $  604,665    $  694,635

  2.27%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  254,063    $  261,828
           NON CALLABLE
           RATED AA+/Aa1

  7.32%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  632,955
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  7.375%       7/1/19    $  100,000    $  100,500    $  106,985
           PRE-REFUNDED 7/1/99 @ 102
           RATED AA+/Aaa

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  104,415
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           RATED AA/Aa
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  700,000    $  697,900    $  844,355

  4.52%    GEORGIA
           -------
           STATE ENVIRONMENTAL FACS.                 6.200%       7/1/11    $  500,000    $  498,500    $  521,090
           CALLABLE 7/1/99 @ 102
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  4.58%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  272,137
           PRE-REFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  256,180
           NON-CALLABLE
           RATED A+/Aa3
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  528,317

  1.80%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  200,000    $  200,000    $  207,736
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

  4.58%    LOUISIANA
           ---------
           STATE GENERAL OBLIGATION                  5.250%       8/1/03    $  300,000    $  301,098    $  313,176
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  6.100%       5/1/11    $  200,000    $  199,000    $  214,366
           CALLABLE 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  500,098    $  527,542

  2.25%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,655    $  259,793
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  5.81%    MASSACHUSETTS
           -------------
           STATE GENERAL OBLIGATION                  6.000%      6/1/11     $  500,000    $  499,000    $  529,415
           PRE-REFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  140,573
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  640,000    $  636,480    $  669,998

  2.38%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  260,200    $  274,835
           PRE-REFUNDED 11/1/02 @ 102
           RATED AA/Aa2

  2.85%    MISSISSIPPI
           -----------
           STATE GENERAL OBLIGATION                  7.125%      10/1/07    $  300,000    $  297,792    $  328,899
           PRE-REFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

  0.89%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  102,477
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  4.66%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  7.000%       8/1/06    $  250,000    $  246,875    $  266,337
           CALLABLE 8/1/99 @ 102
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  261,725    $  271,347
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  500,000    $  508,600    $  537,684

  1.36%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,860    $  156,804
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

  2.33%    NEW JERSEY
           ----------
           STATE GENERAL OBLIGATION                  6.000%      2/15/10    $  250,000    $  249,125    $  268,670
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
 14.42%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $  103,161
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           RATED AAA

           BOARD OF EDUCATION                        5.600%      6/15/01    $  100,000    $  101,028    $  104,249
           STATE GENERAL OBLIGATION
           NON CALLABLE
           RATED A/A2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  250,000    $  253,144    $  268,350
           REV. HOSPITAL & NURSING HOME
           CALLABLE 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  560,020
           CALLABLE 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOVERNMENT                    6.875%       4/1/19    $  250,000    $  278,636    $  279,525
           PREREFUNDED 4/1/02 @ 102
           RATED A+/Aaa

           STATE BOARD OF EDUCATION                  6.625%       8/1/99    $  150,000    $  155,907    $  156,505
           NON-CALLABLE
           RATED A/A2

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  183,577    $  190,244
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,525,000    $1,571,117    $1,662,054

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  5.11%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP.            6.650%       9/1/09    $  500,000    $  536,260    $  589,040
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

  5.13%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  437,184
           SECOND SERIES A
           PRE-REFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE RFDG & PROJS                        6.400%       1/1/99    $  150,000    $  153,151    $  153,803
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  551,359    $  590,987

  3.72%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  102,594    $  108,090
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS SERIES B
           CONSTRUCTION IMPROVEMENT                  6.250%      5/15/09    $  300,000    $  300,000    $  320,313
           PRE-REFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  402,594    $  428,403

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  8.81%    TEXAS
           -----
           STATE SERIES A                            6.750%      10/1/99    $  200,000    $  204,345    $  204,680
           TEXAS STATE PUBLIC FINANCE
           PRE-REFUNDED 10/1/98 @ 100
           RATED AA/Aa

           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  137,176
           SERIES A
           NON CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  165,811
           NON CALLABLE
           RATED AA/Aa2

           STATE WATER DEVELOPMENT
           G.O. OF TEXAS SERIES B                    7.750%       8/1/09    $  250,000    $  246,975    $  254,395
           CALLABLE 8/1/98 @ 100
           RATED AA/Aa2

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  253,818
           PREREFUNDED 8/15/04 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  975,000    $  973,668    $1,015,880

  3.68%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  265,720
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,205    $  158,528
           SERIES B
           NON CALLABLE
           RATED AA+/Aa
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,330    $  424,248

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1997

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/97      11/30/97
------------------------------------------------------------------------------------------------------------------
  3.63%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION                  6.100%       5/1/05    $  150,000    $  157,321    $  165,582
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  253,275
           SERIES A
           CALLABLE 5/1/06 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  400,000    $  407,321    $  418,857

  1.87%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  216,098
           SERIES B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2

                                                                           ---------------------------------------
   100%    TOTAL INVESTMENT                                                $10,690,000   $10,744,982   $11,530,220
                                                                           =======================================

                        See notes to Financial Statements